Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Operating activities
Net income	$ 27.8	$ 103.6	$ 58.1
Items not affecting cash:
Depreciation and amortization	131.5	130.7	126.0
Income tax expense	26.0	24.5	17.6
Interest expense	33.6	44.7	44.4
Foreign exchange loss (gain)	2.2	(9.3)	0.8
Impairment losses	8.4	2.8	1.2
Loss on disposal of assets	0.8	0.3	0.1
Share-based payment	23.5	15.2	10.2
Remeasurement of put option	2.3	7.4	1.6
Remeasurement of contingent consideration	(0.9)	(16.1)	2.8
Total items not affecting cash	255.2	303.8	262.8
Changes in non-cash operating items	18.1	32.6	10.5
Income taxes paid	(44.3)	(5.2)	(66.3)
Interest paid	(37.1)	(38.8)	(42.4)
Net cash from operating activities	191.9	292.4	164.6
Investing activities
Purchase of property, plant and equipment	(42.6)	(17.7)	(54.9)
Investment in intangible assets	0.0	(0.2)	(1.0)
Initial direct costs of right-of-use assets	(7.9)	(0.5)	(0.6)
Net cash outflow from business combination	0.0	0.0	(15.9)
Net cash used in investing activities	(50.5)	(18.4)	(72.4)
Financing activities
Term Loan borrowings (repayments)	16.6	(3.1)	(4.0)
Transaction costs on financing activities	(6.6)	0.0	(0.2)
Normal course issuer bid purchase of subordinate voting shares	0.0	0.0	(141.4)
Principal payments on lease liabilities	(87.2)	(85.7)	(69.2)
Settlement of term loan derivative contracts	6.6	0.0	0.0
Issuance of shares	0.5	0.6	0.1
Net cash used in financing activities	(70.1)	(93.6)	(232.8)
Effects of foreign currency exchange rate changes on cash	2.5	9.1	(1.0)
Increase (decrease) in cash	73.8	189.5	(141.6)
Cash, beginning of period	334.4	144.9	286.5
Cash, end of period	408.2	334.4	144.9
Mainland China Facilities
Financing activities
Facilities repayments	0.0	0.0	(9.8)
Japan Facility
Financing activities
Facilities repayments	$ 0.0	$ (5.4)	$ (8.3)